Employee benefit obligations - Net Employee Benefit Obligation (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Present value of defined benefit obligation	SFr (22,842)	SFr (16,751)
Fair value of plan assets	16,989	11,121
Employee benefit obligations	SFr (5,853)	SFr (5,630)	SFr (3,045)
Weighted average duration of defined benefit obligation	18 years 1 month 6 days	20 years 6 months